Net loss per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Net loss per share
Note 14 - Net loss per share
For the years ended December 31, 2024 and 2023, potentially dilutive instruments issued were unvested equity-settled payments discussed in Note 8 - Share-based payment. For the year ended December 31, 2022, potentially dilutive instruments issued were the Class C Shares and the earn-out to the Former Parent related to the Closing of the BCA discussed in Note 18 - Reverse recapitalization, and unvested equity-settled payments discussed in Note 8 - Share-based payment. The Convertible Notes of the Former Parent were the only dilutive instrument outstanding prior to the reverse recapitalization and were converted to Class A Shares in the Group upon the Closing of the BCA. These financial instruments were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive. Dilutive net loss per share was the same as basic net loss per share for all periods presented.
Loss per share for the periods prior to the reverse recapitalization are retrospectively adjusted to reflect the number of equivalent shares issued by the parent to the former parent, based on the number of shares outstanding on the reporting dates multiplied by the exchange ratio of 8.335. Refer to Note 22 - Equity for further details. The following table presents the computation of basic and diluted net loss per share for the years ended December 31, 2024, 2023, and 2022 when applying the exchange ratio:

	For the year ended December 31,
	2024	2023	2022
	Class A and B Common Shares
Net loss attributable to Polestar Group	(2,049,897)	(1,181,875)	(479,017)
Weighted-average number of common shares outstanding:
Basic and diluted	2,110,285	2,110,069	2,027,328
Net loss per share (in ones):
Basic and diluted	(0.97)	(0.56)	(0.24)
The following table presents shares that were not included in the calculation of diluted loss per share as their effects would have been antidilutive for the years ended December 31, 2024, 2023, and 2022:

	For the year ended December 31,
	2024	2023	2022
Earn-out Shares	158,177,609	158,177,609	158,177,609
Class C-1 Shares	20,499,965	20,499,965	15,999,965
Class C-2 Shares	4,500,000	4,500,000	9,000,000
PSUs	3,739,120	1,971,076	858,821
RSUs	10,726,146	762,071	458,620
Marketing consulting services agreement	—	—	125,000
RSAs	867,648	—	—
Total antidilutive shares	198,510,488	185,910,721	184,620,015